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COLONIAL MUTUAL FUNDS
One Financial Center
Boston, Massachusetts  02111
617-426-3750



March 3, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust I (the "Trust")
         Stein Roe Advisor Tax Managed Growth Fund (the Fund")
         File Nos. 811-2214 & 2-41251

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Fund's Prospectuses for: Classes A, B and C, Classes A, B, C, D, E, F, G and H, and Class Z and the Statement of Additional Information for the Fund does not differ from that contained in Post-Effective Amendment No. 52 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 1, 1999.

Very truly yours,

STEIN ROE ADVISOR TAX MANAGED GROWTH FUND



By:_________________________________
     Ellen Harrington
     Assistant Secretary


Enclosures

          M. C. Telman
          M. Muller
          E. Edson
          M. Hughes (SR)
          J. Terrazino (SR)
          D. Young (2 copies)